Organization and Nature of Business - Narrative (Details) $ / shares in Units, $ in Millions	Mar. 30, 2026 USD ($) $ / shares shares	Feb. 06, 2026 USD ($) $ / shares shares	Mar. 31, 2026 $ / shares	Jun. 30, 2025 $ / shares
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Net proceeds from sale of stock | $		$ 491.8
Class A Common Stock
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Common stock, par value (in dollars per share) | $ / shares			$ 0.00001	$ 0.00001
Class A Common Stock | IPO
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Number of shares sold (in shares)		19,074,391
Price per share of shares sold (in dollars per share) | $ / shares		$ 27
Class A Common Stock | IPO | Selling Stockholders
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Number of shares sold (in shares)		45,325,609
Class A Common Stock | Follow-On Offering
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Number of shares sold (in shares)	10,783,205
Price per share of shares sold (in dollars per share) | $ / shares	$ 29.5
Net proceeds from sale of stock | $	$ 308.6
Class A Common Stock | Follow-On Offering | Selling Stockholders
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Number of shares sold (in shares)	23,716,795
Class B Common Stock
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Common stock, par value (in dollars per share) | $ / shares			$ 0.00001	$ 0.00001
Class B Common Stock | Private Placement
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Conversion ratio for shares issued		1
Number of shares issued in transaction (in shares)		90,167,635
Opco LLC
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Capital ownership interests purchased (in shares)	10,783,205	19,074,391
Indirectly owned economic interests	80.19%		80.19%
Forgent Intermediate LLC
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Equity interests acquired		100.00%
Forgent Intermediate LLC | Class A Common Stock
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Shares exchanged for equity interests acquired (in shares)		210,055,933
Opco LLC Merger | Class A Common Stock
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Shares exchanged for equity interests acquired (in shares)		4,205,321